EATON VANCE FLOATING-RATE MUNICIPAL INCOME FUND

Supplement to Statement of Additional Information dated August 1, 2021

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	16	$7,490.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3	$240.8	0	$0

The following table shows the dollar range of equity securities beneficially owned in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended March 31, 2021 and in the Eaton Vance family of funds as of December 31, 2020.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Craig R. Brandon	$100,001 - $500,000	Over $1,000,000

August 17, 2021

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND

Supplement to Statement of Additional Information dated August 1, 2021

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Christopher J. Eustance
Registered Investment Companies	9	$1,920.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Trevor G. Smith
Registered Investment Companies	8	$1,485.2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following table shows the dollar range of equity securities beneficially owned in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended March 31, 2021 and in the Eaton Vance family of funds as of December 31, 2020.

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Christopher J. Eustance	$10,001 - $50,000	$100,001 - $500,000
Trevor G. Smith	$10,001 - $50,000	$500,001 - $1,000,000

August 17, 2021

EATON VANCE NEW YORK MUNICIPAL OPPORTUNITIES FUND

Supplement to Statement of Additional Information dated August 1, 2021

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	16	$7,490.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3	$240.8	0	$0
Trevor G. Smith(1)
Registered Investment Companies	8	$1,578.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

(1) As of June 30, 2021

The following table shows the dollar range of equity securities beneficially owned in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended March 31, 2021 and in the Eaton Vance family of funds as of December 31, 2020.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Craig R. Brandon	None	Over $1,000,000
Trevor G. Smith(1)	None	$500,001 - $1,000,000

(1) As of June 30, 2021

August 17, 2021

EATON VANCE SHORT DURATION MUNICIPAL OPPORTUNITIES FUND

Supplement to Statement of Additional Information dated August 1, 2021

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon(1)
Registered Investment Companies	16	$7,816.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3	$251.0	0	$0
Trevor G. Smith(1)
Registered Investment Companies	8	$1,578.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

(1) As of June 30, 2021

The following table shows the dollar range of equity securities beneficially owned in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended March 31, 2021 and in the Eaton Vance family of funds as of December 31, 2020.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Craig R. Brandon(1)	None	Over $1,000,000
Trevor G. Smith(1)	None	$500,001 - $1,000,000

(1) As of June 30, 2021

August 17, 2021